Average Annual Total Returns - DWS Enhanced Commodity Strategy Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 14, 2005	(3.55%)	(4.66%)	(3.16%)	(4.08%)	(6.13%)	(4.34%)	(2.10%)	(4.03%)	(2.34%)	Jun. 05, 2017	(0.21%)	(4.01%)	(2.82%)	Feb. 14, 2005	1.57%	(4.24%)	(3.32%)	Feb. 14, 2005	2.71%	(3.19%)	(2.23%)	Feb. 14, 2005	2.53%	(3.32%)	(2.39%)	7.69%	(3.92%)	(4.73%)